Fair value measurements - Recurring fair value measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Assets	$ 378,835	$ 383,748
Recurring fair value measurements | Current investments
Disclosure of fair value measurement of assets [line items]
Assets	2,232	3,348
Recurring fair value measurements | Current investments | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	708	1,012
Recurring fair value measurements | Current investments | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	44	804
Recurring fair value measurements | Current investments | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	1,480	1,532
Recurring fair value measurements | Public equities and share purchase warrants
Disclosure of fair value measurement of assets [line items]
Assets	754	1,863
Recurring fair value measurements | Public equities and share purchase warrants | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	708	1,012
Recurring fair value measurements | Public equities and share purchase warrants | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	44	804
Recurring fair value measurements | Public equities and share purchase warrants | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	2	47
Recurring fair value measurements | Private holdings
Disclosure of fair value measurement of assets [line items]
Assets	1,478	1,485
Recurring fair value measurements | Private holdings | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurements | Private holdings | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurements | Private holdings | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	1,478	1,485
Recurring fair value measurements | Total Co-investments
Disclosure of fair value measurement of assets [line items]
Assets	93,528	73,573
Recurring fair value measurements | Total Co-investments | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	15,357	10,279
Recurring fair value measurements | Total Co-investments | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	78,171	63,294
Recurring fair value measurements | Total Co-investments | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurements | Co-investments
Disclosure of fair value measurement of assets [line items]
Assets	93,528	73,573
Recurring fair value measurements | Co-investments | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	15,357	10,279
Recurring fair value measurements | Co-investments | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	78,171	63,294
Recurring fair value measurements | Co-investments | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurements | Total Other assets
Disclosure of fair value measurement of assets [line items]
Assets	18,851	15,079
Recurring fair value measurements | Total Other assets | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	1,706	3,248
Recurring fair value measurements | Total Other assets | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	13,733	8,053
Recurring fair value measurements | Total Other assets | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	3,412	3,778
Recurring fair value measurements | Digital gold strategies
Disclosure of fair value measurement of assets [line items]
Assets	3,412	3,778
Recurring fair value measurements | Digital gold strategies | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurements | Digital gold strategies | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	0	0
Recurring fair value measurements | Digital gold strategies | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	3,412
Recurring fair value measurements | Assets attributable to non-controlling interest
Disclosure of fair value measurement of assets [line items]
Assets	15,439	11,301
Recurring fair value measurements | Assets attributable to non-controlling interest | Level 1
Disclosure of fair value measurement of assets [line items]
Assets	1,706	3,248
Recurring fair value measurements | Assets attributable to non-controlling interest | Level 2
Disclosure of fair value measurement of assets [line items]
Assets	13,733	8,053
Recurring fair value measurements | Assets attributable to non-controlling interest | Level 3
Disclosure of fair value measurement of assets [line items]
Assets	$ 0	$ 0